                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-13

Check here if Amendment [_]; Amendment Number:__________

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1100
         West Palm Beach, FL 33408

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:

/s/ Joseph W. O'Neill Jr.     West Palm Beach, FL               5-14-13
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number      Name

    28-___________________    _________________________
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         120

Form 13F Information Table Value Total:     557,808
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.     Form 13F File Number        Name

    ____    28-____________________     ___________________________

    [Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW    COM STK   COM              00439T206     7088  1315000 SH       Sole                  1315000
AMAZON COM INC       COM STK   COM              023135106     9327    35000 SH  PUT  Sole                    35000
                                                              5330    20000 SH  PUT  Sole                    20000
                                                             10660    40000 SH  PUT  Sole                    40000
                                                              5330    20000 SH  PUT  Sole                    20000
                                                              7995    30000 SH  PUT  Sole                    30000
                                                              7995    30000 SH  PUT  Sole                    30000
                                                              2665    10000 SH  PUT  Sole                    10000
                                                              5330    20000 SH  PUT  Sole                    20000
ANADARKO PETE CORP             COM              032511107     6996    80000 SH       Sole                    80000
ATHENAHEALTH INC     COM STK   COM              04685W103     5822    60000 SH  PUT  Sole                    60000
                                                              6793    70000 SH  PUT  Sole                    70000
                                                              2911    30000 SH  PUT  Sole                    30000
                                                              7763    80000 SH  PUT  Sole                    80000
                                                              1941    20000 SH  PUT  Sole                    20000
                                                              2426    25000 SH  PUT  Sole                    25000
                                                             10674   110000 SH  PUT  Sole                   110000
                                                              1456    15000 SH  PUT  Sole                    15000
                                                              3882    40000 SH  PUT  Sole                    40000
BURGER KING WORLDWIDE INC      COM              121220107     2770   145000 SH  PUT  Sole                   145000
                                                               573    30000 SH  PUT  Sole                    30000
                                                              2101   110000 SH  PUT  Sole                   110000
CARNIVAL CORP                  COM              143658300     3430   100000 SH  PUT  Sole                   100000
                                                              1715    50000 SH  PUT  Sole                    50000
CHEESECAKE FACTORY INC COM STK COM              163072101     3861   100000 SH  PUT  Sole                   100000
CHIPOTLE MEXICAN    GRILL INC  COM              169656105     6517    20000 SH  PUT  Sole                    20000

CNO FINANCIAL GROUP INC COM ST COM              12621E103    21210  1852400 SH       Sole                  1852400
DEERE & CO COM                 COM              244199105     3285    38201 SH       Sole                    38201
DEVON ENERGY CORP    COM STK   COM              25179M103     9479   168000 SH       Sole                   168000
DICK'S SPORTING GOODS INC      COM              253393102        0    90000 SH  PUT  Sole                    90000
FLOW INTERNATIONAL CORP (FORME COM              343468104     9817  2510682 SH       Sole                  2510682
FOOT LOCKER INC      COM STK   COM              344849104     3424   100000 SH  PUT  Sole                   100000
FOX CHASE BANCORP   INC COM ST COM              35137T108      224    13246 SH       Sole                    13246
FTI CONSULTING INC   COM STK   COM              302941109     3578    95000 SH  PUT  Sole                    95000
                                                              2825    75000 SH  PUT  Sole                    75000
                                                              3766   100000 SH  PUT  Sole                   100000
                                                              6402   170000 SH  PUT  Sole                   170000
                                                              1883    50000 SH  PUT  Sole                    50000
                                                              4519   120000 SH  PUT  Sole                   120000
                                                              1883    50000 SH  PUT  Sole                    50000
                                                              2825    75000 SH  PUT  Sole                    75000
                                                               753    20000 SH  PUT  Sole                    20000
                                                              1506    40000 SH  PUT  Sole                    40000
GENESEE & WYO INC   CL A COM S COM              371559105     1862    20000 SH  PUT  Sole                    20000
GRAND CANYON EDUCATION INC     COM              38526M106     3047   120000 SH  PUT  Sole                   120000
GREAT LAKES DREDGE  & DOCK COR COM              390607109     4184   621700 SH       Sole                   621700
HERITAGE FINANCIAL  GROUP INC  COM              42726X102     2157   148993 SH       Sole                   148993
HMN FINANCIAL INC    COM STK   COM              40424G108      853   145782 SH       Sole                   145782
INTERNATIONAL BUSINESS MACHINE COM              459200101    10665    50000 SH  PUT  Sole                    50000
ISB FINL CORP IOWA   COM STK   COM              598511103      969    40713 SH       Sole                    40713
JOHNSON & JOHNSON   COM        COM              478160104     3180    39000 SH       Sole                    39000
KINROSS GOLD CORP   NEW        COM              496902404     1546   195000 SH       Sole                   195000
LANCASTER COLONY CORP COM STK  COM              513847103     3465    45000 SH       Sole                    45000
LINKEDIN CORP CLASS A COMMON S COM              53578A108     3521    20000 SH  PUT  Sole                    20000
LULULEMON ATHLETICA INC        COM              550021109     3117    50000 SH  PUT  Sole                    50000
                                                              6235   100000 SH  PUT  Sole                   100000
                                                              3117    50000 SH  PUT  Sole                    50000
                                                              6235   100000 SH  PUT  Sole                   100000

LUMBER LIQUIDATORS  HLDGS COM  COM              55003T107     2809    40000 SH  PUT  Sole                    40000
MARKET VECTORS GOLD MINERS     COM              57060U100      946    25000 SH       Sole                    25000
MATTRESS FIRM HOLDING CORP     COM              57722w106      691    20000 SH  PUT  Sole                    20000
                                                              1382    40000 SH  PUT  Sole                    40000
MGIC INVT CORP       COM STK   COM              552848103       50    10000 SH       Sole                    10000
MICROSOFT CORP       COM STK   COM              594918104     3292   115100 SH       Sole                   115100
MIDDLEBURG FINANCIALCORP       COM              596094102     3266   168252 SH       Sole                   168252
MIDDLEBY CORP        COM STK   COM              596278101     7608    50000 SH  PUT  Sole                    50000
                                                              1522    10000 SH  PUT  Sole                    10000
                                                              3043    20000 SH  PUT  Sole                    20000
                                                              5873    38600 SH  PUT  Sole                    38600
MOSAIC CMPANY                  COM              61945C103     3087    51794 SH       Sole                    51794
MVC CAP INC          COM STK   COM              553829102     4799   374080 SH       Sole                   374080
NAVISTAR INTERNATIONAL CORPORA COM              63934e108     1037    30000 SH  PUT  Sole                    30000
NEWMONT MINING CORP  COM STK   COM              651639106     4189   100000 SH       Sole                   100000
OCCIDENTAL PETE CORP           COM              674599105     5486    70000 SH       Sole                    70000
OLD REP INTL CORP    COM STK   COM              680223104    14127  1111475 SH       Sole                  1111475
POLARIS INDS INC     COM STK   COM              731068102     1850    20000 SH  PUT  Sole                    20000
POOL CORP            COM STK   COM              73278L105     3840    80000 SH  PUT  Sole                    80000
PRICESMART INC.                COM              741511109     1245    16000 SH  PUT  Sole                    16000
SALESFORCE COM INC   COM STK   COM              79466L302     8942    50000 SH  PUT  Sole                    50000
                                                              8942    50000 SH  PUT  Sole                    50000
                                                             21746   121600 SH  PUT  Sole                   121600
                                                              8942    50000 SH  PUT  Sole                    50000
                                                             18026   100800 SH  PUT  Sole                   100800
                                                              8942    50000 SH  PUT  Sole                    50000
                                                              3577    20000 SH  PUT  Sole                    20000
SCHWAB CHARLES CORP NEW COM ST COM              808513105     8845   500000 SH       Sole                   500000
SHERWIN WILLIAMS CO  COM STK   COM              824348106     6756    40000 SH  PUT  Sole                    40000
                                                              3378    20000 SH  PUT  Sole                    20000
SJW CORP             COM STK   COM              784305104     6652   251000 SH       Sole                   251000

SNYDERS-LANCE INC    COM STK   COM              833551104    11367   450000 SH       Sole                   450000
SPDR GOLD TRUST                COM              78463V107     6951    45000 SH       Sole                    45000
STIFEL FINANCIAL CORP COM STK  COM              860630102     5894   170000 SH  PUT  Sole                   170000
                                                              2774    80000 SH  PUT  Sole                    80000
STRYKER CORP COM               COM              863667101    11117   170400 SH       Sole                   170400
TECK RESOURCES LTD             COM              878742204     1408    50000 SH  PUT  Sole                    50000
TRONOX LTD ORD SHS CL A        COM              Q9235V101     1543    77900 SH       Sole                    77900
ULTA SALON COSMETICS & FRAGRAN COM              90384S303      813    10000 SH       Sole                    10000
                                                              4065    50000 SH  PUT  Sole                    50000
                                                              5284    65000 SH  PUT  Sole                    65000
UNITED STS STL CORP            COM              912909108     1950   100000 SH  PUT  Sole                   100000
WEST MARINE INC      COM STK   COM              954235107     3029   265000 SH       Sole                   265000
WHIRLPOOL CORP                 COM              963320106     5923    50000 SH  PUT  Sole                    50000
WOLVERINE WORLD WIDE INC COM S COM              978097103     2219    50000 SH  PUT  Sole                    50000
YUM BRANDS INC                 COM              988498101     5036    70000 SH  PUT  Sole                    70000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     1971    50000 SH  PUT  Sole                    50000
                                                              5913   150000 SH  PUT  Sole                   150000
                                                               788    20000 SH  PUT  Sole                    20000
ENSCO PLC COM STK              ADR              G3157S106     7475   124577 SH       Sole                   124577
NEW ORIENTAL EDUCATION & TECHN ADR              647581107      720    40000 SH  PUT  Sole                    40000
RIO TINTO PLC        ADR       ADR              767204100     2825    60000 SH  PUT  Sole                    60000
                                                              2354    50000 SH  PUT  Sole                    50000
                                                              3296    70000 SH  PUT  Sole                    70000
                                                               942    20000 SH  PUT  Sole                    20000
STATOIL ASA                    ADR              85771P102     5540   225000 SH       Sole                   225000
VALE S.A             ADR       ADR              91912E105      865    50000 SH  PUT  Sole                    50000
                                                              1729   100000 SH  PUT  Sole                   100000
                                                              3026   175000 SH  PUT  Sole                   175000
                                                              2766   160000 SH  PUT  Sole                   160000
MTG CB 2 01APR2020             CONV             552848AE3     4009  4000000 PRN      Sole                  4000000
ORI CB 3.75 15MAR2018          CONV             680223AH7     4454  3974000 PRN      Sole                  3974000